Taxation	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Taxation	Taxation

Taxation charge

	$ million
	2024	2023	2022
Current tax:
Charge in respect of current period	13,648	13,066	16,383
Adjustments in respect of prior periods	58	(422)	(947)
Total	13,706	12,644	15,436
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	(491)	(305)	5,196
Relating to changes in tax rates and legislation	112	242	785
Adjustments in respect of prior periods	74	410	524
Total	(305)	347	6,505
Total taxation charge	13,401	12,991	21,941
23. Taxation continued
Adjustments in respect of prior periods relate to events in the current period and reflect the effects of changes in rules, facts or other factors compared with those used in establishing the current tax position or deferred tax balance in prior periods.
In 2022, adjustments in respect of changes in tax rates and legislation of $524 million principally relate to the introduction of the UK Energy Profits Levy Act 2022 (EPL).

Pillar Two
	$ million
	2024	2023	2022
Taxation charge	13,401	12,991	21,941
Of which:
Income tax excluding Pillar Two income tax	13,150	12,991	21,941
Income tax related to Pillar Two income tax	251	—	—
On June 20, 2023, the UK substantively enacted Pillar Two Model Rules, effective as from January 1, 2024. The Pillar Two rules are designed to ensure large multinational enterprises (meeting certain conditions) pay a minimum level of tax on the income arising in each jurisdiction where they operate. Shell has applied the exception, as set out in the amendments to IAS 12 Income Taxes, to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.

Reconciliation of applicable tax charge at statutory tax rates to taxation charge

			$ million
	2024	2023	2022
Income before taxation	29,922	32,627	64,815
Less: share of profit of joint ventures and associates	(2,993)	(3,725)	(3,972)
Income before taxation and share of profit of joint ventures and associates	26,929	28,902	60,843
Applicable tax charge at standard statutory tax rates	11,782	11,921	22,170
Adjustments in respect of prior periods	132	(12)	(424)
Tax effects of:
Expenses not deductible for tax purposes	747	1,225	849
Incentives for investment and development	(374)	(553)	(1,388)
Derecognition/(recognition) of deferred tax assets	255	243	(457)
Changes in tax rates and legislation	112	242	785
Income not subject to tax at standard statutory rates	360	(213)	234
Disposals	(134)	(113)	39
Exchange rate differences	(12)	89	(102)
Other reconciling items	533	162	235
Taxation charge	13,401	12,991	21,941
Weighted average of statutory tax rates [A]	44%	41%	36%
Effective tax rate based on income before taxation [B]	45%	40%	34%
Effective tax rate based on income before taxation excluding share of profit of joint ventures and associates [C]	50%	45%	36%
[A]The weighted average of statutory tax rates is calculated by dividing the applicable tax charge at standard statutory tax rates by Income before taxation and share of profit of joint ventures and associates.
[B]The effective tax rate based on income before taxation is calculated by dividing Taxation charge by Income before taxation.
[C]The effective tax rate based on income before taxation excluding share of profit of joint ventures and associates is calculated by dividing Taxation charge by Income before taxation and share of profit of joint ventures and associates.
23. Taxation continued
Compared with 2023, the increase in the weighted average of statutory tax rates mainly reflects a higher proportion of total earnings subject to relatively higher tax rates in Upstream.

2024 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2024	7,577	1,584	4,280	1,750	4,432	19,623
Credit/(charge) to income	528	254	(388)	—	799	1,193
Currency translation differences	(94)	(7)	(129)	(77)	(31)	(338)
Other comprehensive income	—	—	33	(162)	46	(83)
Other movements	(1,170)	(17)	(229)	343	(11)	(1,084)
At December 31, 2024	6,841	1,814	3,567	1,854	5,235	19,311
Deferred tax liability
At January 1, 2024		(21,996)		(2,880)	(3,640)	(28,516)
(Charge)/credit to income		(799)		(138)	49	(888)
Currency translation differences		231		386	68	685
Other comprehensive income		(2)		(267)	(15)	(284)
Other movements		3,652		(351)	(257)	3,044
At December 31, 2024		(18,914)		(3,250)	(3,795)	(25,959)
Net deferred tax liability at December 31, 2024						(6,648)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2024
Deferred tax asset						6,857
Deferred tax liability						(13,505)

2023 – Deferred tax

						$ million
Deferred tax asset	Decommissioning and other provisions	Property, plant and equipment	Tax losses and credits carried forward	Retirement benefits	Other	Total
At January 1, 2023	6,049	4,290	6,446	1,977	4,827	23,589
(Charge)/credit to income	61	(680)	(2,025)	27	557	(2,060)
Currency translation differences	89	18	66	28	(11)	190
Other comprehensive income	—	—	(5)	104	23	122
Other movements	1,378	(2,044)	(202)	(386)	(964)	(2,218)
At December 31, 2023	7,577	1,584	4,280	1,750	4,432	19,623
Deferred tax liability
At January 1, 2023		(24,818)		(3,189)	(3,953)	(31,960)
Credit/(charge) to income		2,109		(228)	(168)	1,713
Currency translation differences		(173)		227	—	54
Other comprehensive income		(3)		(90)	(3)	(96)
Other movements		889		400	484	1,773
At December 31, 2023		(21,996)		(2,880)	(3,640)	(28,516)
Net deferred tax asset at December 31, 2023						(8,893)
Deferred tax asset/(liability) as presented in the balance sheet at December 31, 2023
Deferred tax asset						6,454
Deferred tax liability						(15,347)
The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction, where this is permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.
23. Taxation continued
Other movements in deferred tax assets and liabilities are mainly related to assets classified as held for sale and liabilities directly associated with assets classified as held for sale (see note 19).
The deferred tax category Other primarily includes deferred tax positions in respect of leases, financial assets and liabilities, inventories, intangible assets other than goodwill and investments in subsidiaries, joint ventures and associates.
The deferred tax category property, plant and equipment also includes deferred tax positions in respect of investments in partnerships in the USA which are considered pass-through entities by its parent for tax purposes.
Deferred tax assets of $6,857 million (2023: $6,454 million) are recognised only to the extent it is considered probable that those assets will be recoverable. This involves an assessment of when those assets are likely to be recovered, and a judgement as to whether or not there will be sufficient taxable profits available to offset the assets. It is considered probable based on business forecasts that such taxable profits will be available. For Marketing, as well as Chemicals and Products, additional judgement is required; in some jurisdictions the assessment of forecasted taxable profits resulting in deferred tax asset recognition of $315 million (2023: $455 million) extends for an additional 10 years beyond Shell's regular 10-year planning horizon. In those situations, additional risking has been applied to the forecast of taxable profits. For Integrated Gas and Upstream, deferred tax assets recognised are expected to be recovered within the period of production of each asset. For deferred tax assets of $625 million (2023: $241 million) as at December 31, 2024, this period extends beyond 10 years.
The amount of deferred tax assets which are dependent on future taxable profits not arising from the reversal of existing deferred tax liabilities, and which relate to tax jurisdictions where Shell has suffered a loss in the current or preceding year, was $4,022 million at December 31, 2024 (2023: $2,027 million). The increase compared with 2023 is primarily attributable to a higher number of entities which have generated losses in 2024.

Expected expiration of unused tax losses, unrecognised deductible temporary differences and tax credits

		$ million
Expected expiration	Dec 31, 2024	Dec 31, 2023
Less than 1 year	375	1,496
Between 1 and 5 years	1,318	1,475
5 years and later [A]	75,768	71,709
Total	77,461	74,680
[A]Includes unrecognised losses for Petroleum Resource Rent Tax (PRRT) in Australia which, due to the annual augmentation, increased to $49,893 million as at the end of the most recent PRRT fiscal year, June 30, 2024 (June 30, 2023: $46,220 million).
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates amounted to $4,504 million at December 31, 2024 (2023: $5,311 million). These retained earnings are subject to withholding tax upon distribution.
Excluding unrecognised tax losses for PRRT, the unrecognised deductible temporary differences, unused tax losses and credits carried forward amounted to $27,568 million at December 31, 2024 (2023: $28,460 million), and included amounts of $25,875 million (2023: $25,489 million) that are subject to time limits for utilisation of five years or later, or are not time limited.